Fair Value Measurements - Carrying Value and Estimated Fair Value (Details) - Fixed Income Securities	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairment loss	$ 0
Reported Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, short-term	1,189,000
Fixed income securities, long-term	9,596,000
Total	10,785,000
Level 2 | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities, short-term	1,188,000
Fixed income securities, long-term	9,476,000
Total	$ 10,664,000